Leases (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease liabilities	$ 4,971	$ 5,967
Weighted-average remaining lease term		3 years 6 months
Weighted-average discount rate		11.50%
Cash [Member]
Operating lease liabilities		$ 1,900	$ 1,900